MERRILL LYNCH
                                                                STRATEGIC
                                                                DIVIDEND FUND

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                October 31, 1998

MERRILL LYNCH STRATEGIC DIVIDEND FUND

Sector
Representation as a
Percentage of
Equities as of
October 31, 1998

A pie graph depicting sector representation as a percentage of equities as of October 31, 1998

Utilities                  33.3%
Capital Goods               8.6%
Energy                     12.0%
Financial Services         19.0%
Basic Industries            8.0%
Consumer                   19.1%

US Common Stock
Investments as of
October 31, 1998

                                                                          S&P
                                                           Fund           500*
--------------------------------------------------------------------------------
Average Capitalization (in billions)                       $23.9         $72.9
--------------------------------------------------------------------------------
Price/Book Value                                             3.1           4.1
--------------------------------------------------------------------------------
Price/Earnings Ratio**                                      18.4          24.3
--------------------------------------------------------------------------------
Yield Based on Current Dividend                              3.6%          1.6%
--------------------------------------------------------------------------------
*     An unmanaged broad-based index comprised of common stocks.
**    Based on trailing 12-month earnings.

                         Merrill Lynch Strategic Dividend Fund, October 31, 1998

DEAR SHAREHOLDER

Concerns over the prospects for the worldwide economy spilled over into the US stock market during the quarter ended October 31, 1998. The increased volatility in US share prices reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence. However, when the Federal Reserve Board cut the Federal Funds rate another quarter point in October, a rally in stock and bond prices ensued.

However, as long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. Investors are waiting to see whether the recently implemented reforms in Japan will be successful in stabilizing, and ultimately resolving, the problems of the banking system. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.

Portfolio Matters

For the three months ended October 31, 1998, Merrill Lynch Strategic Dividend Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.41%, +1.13%, +1.13% and +1.34%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.) The Fund significantly outperformed both the -2.05% total return of the Lipper Equity Income Funds' Average and the -0.88% total return of the 200 highest-yielding stocks in the unmanaged Standard & Poor's 500 Index (S&P 500) for the quarter ended October 31, 1998. The Fund also outperformed the S&P 500 Index, which posted a total return of -1.57% during the same three-month period.

During the quarter ended October 31, 1998, the Fund's strong relative performance was largely attributable to our heavy weighting in stocks in the two highest-yielding quintiles of the S&P 500. At quarter-end, approximately 75% of the Fund's net assets were invested in stocks whose yields fell within the two highest-yielding quintiles. While the universe of high-yielding stocks outperformed the overall market by a wide margin during the three-month period ended October 31, 1998, the Fund's strong performance can also be attributed to stock selection and overweighting in specific sectors. Best relative performances were achieved by our investments in the energy, electric utilities, telecommunications, consumer staples and capital goods sectors, which together accounted for approximately 56% of the Fund's net assets as of October 31, 1998.

The Fund does not invest solely in stocks with the highest-dividend yields; rather, it is our intention to seek to enhance the Fund's total return performance through careful stock selection. This strategy has proved to be successful, as the Fund's total returns have often outperformed the 200 highest-yielding stocks in the S&P 500. When selecting stocks for the Fund, we seek companies that are financially strong and hold leadership positions in their primary businesses, or those that possess attractive market niche products. Also, it is our strategy to buy individual stocks based on attractive valuations that always include attractive dividend yields relative to their respective industries, but typically also have attractive price/earnings ratios and price/book value ratios. Moreover, most of our equity holdings have S&P stock ratings of B+ or better and possess defensive and low volatility characteristics.

While diversification of the Fund is one of our top priorities, we recognize that the market's highest-yielding sectors traditionally have been utilities, financials and energy. Historically, the Fund has had an overweighting in these three sectors, ranging from a low of 55% of net assets to 76% during the quarter. Also, our exposure to foreign investments has generally remained below 10%, and accounted for less than 5% of net assets at quarter-end. We continually review international investment opportunities, but we believe domestic equities offer more attractive opportunities in the present market environment because foreign equities typically offer lower dividend yields and possess country and currency risks.

Because of the highly volatile market environment during the quarter ended October 31, 1998, our investment activities focused primarily on reducing our exposure to several high-risk investments and on increasing our cash reserves. Consequently, no new positions were initiated during the quarter. Two positions in water utilities that we initiated in the July quarter--E'Town Corp. and United Water Resources Inc.--were completed during the October quarter. Also, we reduced our investments in three electric utilities, which had appreciated significantly in value. Finally, we eliminated our holdings in three bank stocks and one electric utility.

In Conclusion

We thank you for your investment in Merrill Lynch Strategic Dividend Fund, and we look forward to reviewing our outlook and strategy with you again in our upcoming semi-annual report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

December 3, 1998


                                     2 & 3

                         Merrill Lynch Strategic Dividend Fund, October 31, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                              Ten Years/
                                                      12 Month           3 Month           Since Inception
                                                    Total Return      Total Return           Total Return
=================================================================================================================
ML Strategic Dividend Fund Class A Shares*             +13.33%           +1.41%                +252.11%
-----------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class B Shares*             +12.22            +1.13                 +212.60
-----------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class C Shares*             +12.22            +1.13                 +104.35
-----------------------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class D Shares*             +13.06            +1.34                 +111.09
-----------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                          +21.99            -1.57         +431.16/+418.25/+157.09
=================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception periods are:
      Class A Shares, from 11/29/88 to 10/31/98; Class B Shares, for the ten years ended 10/31/98; and Class C & Class D Shares, from 10/21/94 to 10/31/98.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are: from 11/29/88 to 10/31/98; for the ten years ended 10/31/98; and from 10/21/94 to 10/31/98, respectively.

Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 9/30/98                                 + 6.62%          + 1.02%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                           +14.99           +13.76
--------------------------------------------------------------------------------
Inception (11/29/88) through 9/30/98               +13.26           +12.65
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                       % Return      % Return
                                                     Without CDSC   With CDSC**
================================================================================
Class B Shares*
--------------------------------------------------------------------------------
Year Ended 9/30/98                                    + 5.58%         + 1.74%
--------------------------------------------------------------------------------
Five Years Ended 9/30/98                              +13.82          +13.82
--------------------------------------------------------------------------------
Ten Years Ended 9/30/98                               +11.91          +11.91
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                      % Return       % Return
                                                     Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/98                                    + 5.55%         + 4.59%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98                  +18.87          +18.87
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/98                                   + 6.37%         + 0.78%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/98                 +19.84          +18.21
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                         Merrill Lynch Strategic Dividend Fund, October 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                            Percent
                                                     Shares                                                                  of Net
EUROPE                  Industries                    Held              Common Stocks                 Cost         Value     Assets
====================================================================================================================================
Netherlands             Oil--International           50,000   Royal Dutch Petroleum Company
                                                              (NY Registered Shares)              $    747,327  $  2,462,500    1.2%
                        ------------------------------------------------------------------------------------------------------------
                                                              Total Investments in the
                                                              Netherlands                              747,327     2,462,500    1.2
====================================================================================================================================
United Kingdom          Oil--International           30,000   British Petroleum Company
                                                              PLC (ADR) (a)                          1,328,520     2,653,125    1.4
                        ------------------------------------------------------------------------------------------------------------
                        Steel                       700,000   British Steel PLC                      1,938,756     1,201,382    0.6
                        ------------------------------------------------------------------------------------------------------------
                                                              Total Investments in the United
                                                              Kingdom                                3,267,276     3,854,507    2.0
====================================================================================================================================
                                                              Total Investments in Europe            4,014,603     6,317,007    3.2
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
United States           Aerospace & Defense          20,000   Rockwell International Corporation       975,228       821,250    0.4
                                                     60,000   TRW Inc.                               1,663,737     3,416,250    1.7
                                                                                                   -----------   -----------   -----
                                                                                                     2,638,965     4,237,500    2.1
                        ------------------------------------------------------------------------------------------------------------
                        Automobile                   70,000   Ford Motor Company                     1,318,007     3,797,500    1.9
                                                     25,000   General Motors Corporation             1,145,473     1,576,562    0.8
                                                                                                   -----------   -----------   -----
                                                                                                     2,463,480     5,374,062    2.7
                        ------------------------------------------------------------------------------------------------------------
                        Automotive Equipment & Tires 72,000   Arvin Industries, Inc.                 1,656,934     2,853,000    1.5
                                                     50,000   Cooper Tire & Rubber Company           1,202,300       831,250    0.4
                                                     60,000   Dana Corp.                             1,649,850     2,508,750    1.3
                                                                                                   -----------   -----------   -----
                                                                                                     4,509,084     6,193,000    3.2
                        ------------------------------------------------------------------------------------------------------------
                        Banking                      78,000   Bank of New York Company, Inc. (The)   1,989,839     2,461,875    1.3
                                                     28,000   Crestar Financial Corporation          1,447,180     1,844,500    0.9
                                                     46,000   Mellon Bank Corporation                  990,205     2,765,750    1.4
                                                     34,500   Mercantile Bancorp.                    1,002,055     1,576,219    0.8
                                                     30,000   National City Corporation              2,011,800     1,929,375    1.0
                                                     32,000   State Street Corporation               1,952,758     1,996,000    1.0
                                                                                                   -----------   -----------   -----
                                                                                                     9,393,837    12,573,719    6.4
                        ------------------------------------------------------------------------------------------------------------
                        Business Services            52,000   Dun & Bradstreet Corporation           1,378,715     1,475,500    0.8
                        ------------------------------------------------------------------------------------------------------------
                        Capital Goods                30,000   General Electric Company                 724,669     2,625,000    1.3
                                                     28,000   Minnesota Mining & Manufacturing Co.   1,608,098     2,240,000    1.2
                                                     68,000   Ogden Corporation                      1,531,759     1,827,500    0.9
                                                                                                   -----------   -----------   -----
                                                                                                     3,864,526     6,692,500    3.4
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals                    23,000   Dow Chemical Co. (The)                 1,369,880     2,153,375    1.1
                                                     40,000   duPont (E.I.) de Nemours & Co.         1,329,525     2,300,000    1.2
                                                                                                   -----------   -----------   -----
                                                                                                     2,699,405     4,453,375    2.3
                        ------------------------------------------------------------------------------------------------------------
                        Drugs                       100,000   American Home Products Corporation     3,031,175     4,875,000    2.5
                                                     40,000   Bristol-Myers Squibb Co.                 913,275     4,422,500    2.2
                                                                                                   -----------   -----------   -----
                                                                                                     3,944,450     9,297,500    4.7
                        ------------------------------------------------------------------------------------------------------------
                        Foods                        40,000   General Mills, Inc.                    2,938,894     2,940,000    1.5
                                                     55,000   Quaker Oats Company                    2,983,189     3,248,438    1.7
                                                                                                   -----------   -----------   -----
                                                                                                     5,922,083     6,188,438    3.2
                        ------------------------------------------------------------------------------------------------------------
                        Household Products           24,000   Clorox Company                           728,490     2,622,000    1.3
                        ------------------------------------------------------------------------------------------------------------
                        Insurance                    65,000   American General Corporation           1,346,718     4,452,500    2.3
                                                     30,000   Lincoln National Corporation           1,275,150     2,276,250    1.2
                                                     85,000   Ohio Casualty Corporation              2,708,281     3,208,750    1.6
                                                                                                   -----------   -----------   -----
                                                                                                     5,330,149     9,937,500    5.1
                        ------------------------------------------------------------------------------------------------------------
                        Merchandising                25,000   Penney (J.C.) Company, Inc.            1,157,975     1,187,500    0.6
                        ------------------------------------------------------------------------------------------------------------
                        Oil--Domestic                28,000   Atlantic Richfield Company             1,584,596     1,928,500    1.0
                                                     90,000   Occidental Petroleum Corporation       2,323,525     1,788,750    0.9
                                                     50,000   Phillips Petroleum Company             1,731,105     2,162,500    1.1
                                                                                                   -----------   -----------   -----
                                                                                                     5,639,226     5,879,750    3.0
                        ------------------------------------------------------------------------------------------------------------
                        Oil--International           40,000   Exxon Corporation                      1,189,846     2,850,000    1.5
                                                     40,000   Mobil Corporation                        915,150     3,027,500    1.5
                                                     50,000   Texaco Inc.                            1,177,506     2,965,625    1.5
                                                                                                   -----------   -----------   -----
                                                                                                     3,282,502     8,843,125    4.5
                        ------------------------------------------------------------------------------------------------------------
                        Paper & Forest Products      66,000   Union Camp Corp.                       3,963,011     2,838,000    1.4
                                                     60,000   Weyerhaeuser Co.                       2,666,100     2,808,750    1.4
                                                                                                   -----------   -----------   -----
                                                                                                     6,629,111     5,646,750    2.8
                        ------------------------------------------------------------------------------------------------------------
                        Real Estate Investment       38,000   Apartment Investment & Management
                        Trusts                                Co. (Class A)                          1,201,028     1,327,625    0.7
                                                     19,207   Avalonbay Communities, Inc.              514,336       617,025    0.3
                                                     40,000   Colonial Properties Trust              1,256,788     1,100,000    0.6
                                                     20,000   Crescent Real Estate Equities
                                                              Company                                  632,078       501,250    0.3
                                                     64,000   Developers Diversified Realty Corp.    1,296,294     1,208,000    0.6
                                                     52,000   Duke Realty Investments, Inc.          1,267,708     1,241,500    0.6
                                                     35,000   Essex Property Trust, Inc.               854,486     1,098,125    0.6
                                                     35,000   Highwoods Properties, Inc.             1,132,663       977,812    0.5
                                                     30,000   Mack-Cali Realty Corporation           1,126,800       888,750    0.4
                                                                                                   -----------   -----------   -----
                                                                                                     9,282,181     8,960,087    4.6
                        ------------------------------------------------------------------------------------------------------------
                        Steel                        55,000   Carpenter Technology Corp.             1,747,599     1,928,437    1.0
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco                      78,000   UST Inc.                               2,105,181     2,652,000    1.4
                        ------------------------------------------------------------------------------------------------------------
                        Utilities--Electric          40,000   American Electric Power
                                                              Company, Inc.                          1,262,400     1,957,500    1.0
                                                     50,000   BEC Energy                             1,253,000     1,984,375    1.0
                                                     60,000   Central and South West Corporation     1,598,600     1,668,750    0.8
                                                     63,000   Consolidated Edison, Inc.              1,779,750     3,157,875    1.6
                                                    105,000   Edison International, Inc.             1,759,425     2,769,375    1.4
                                                     44,000   KeySpan Energy                         1,120,500     1,314,500    0.7
                                                     66,000   New Century Energies, Inc.             2,137,905     3,188,625    1.6
                                                    120,000   Northern States Power Co.              2,613,600     3,240,000    1.7
                                                     50,000   PECO Energy Company                      987,130     1,934,375    1.0
                                                                                                   -----------   -----------   -----
                                                                                                    14,512,310    21,215,375   10.8
                        ------------------------------------------------------------------------------------------------------------


                                     6 & 7

                         Merrill Lynch Strategic Dividend Fund, October 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                            Percent
NORTH AMERICA                                        Shares                                                                  of Net
(concluded)             Industries                    Held              Common Stocks                 Cost         Value     Assets
====================================================================================================================================
United States           Utilities--Natural Gas       40,000   Consolidated Natural Gas Co.        $  1,805,775  $  2,112,500    1.1%
(concluded)                                          44,000   Enron Corporation                      2,026,319     2,321,000    1.2
                                                     78,197   Sempra Energy                          2,037,272     2,033,122    1.0
                                                     50,000   Sonat, Inc.                              882,073     1,515,625    0.8
                                                     65,000   Williams Companies, Inc. (The)         2,185,643     1,783,438    0.9
                                                                                                   -----------   -----------   -----
                                                                                                     8,937,082     9,765,685    5.0
                        ------------------------------------------------------------------------------------------------------------
                        Utilities--
                        Telecommunications           78,000   Ameritech Corporation                  3,008,167     4,207,125    2.1
                                                     92,160   Bell Atlantic Corporation              2,299,200     4,896,000    2.5
                                                    120,000   Frontier Corporation                   3,101,508     3,607,500    1.8
                                                     40,000   GTE Corporation                        1,429,930     2,347,500    1.2
                                                     55,000   U S West, Inc.                         1,852,675     3,155,625    1.6
                                                                                                   -----------   -----------   -----
                                                                                                    11,691,480    18,213,750    9.2
                        ------------------------------------------------------------------------------------------------------------
                        Utilities--Water             76,000   American Water Works Co., Inc.         1,429,750     2,427,250    1.2
                                                     25,000   E'Town Corporation                     1,010,729     1,095,312    0.6
                                                     55,500   Philadelphia Suburban Corporation      1,203,656     1,363,219    0.7
                                                     53,000   United Water Resources Inc.              983,294     1,026,875    0.5
                                                                                                   -----------   -----------   -----
                                                                                                     4,627,429     5,912,656    3.0
                        ------------------------------------------------------------------------------------------------------------
                                                              Total Investments in North America   112,485,260   159,250,209   81.1
====================================================================================================================================
                                                              Total Investments in Common Stocks   116,499,863   165,567,216   84.3
====================================================================================================================================

                                                     Face
                                                    Amount                  Short-Term Securities
====================================================================================================================================
                        Repurchase Agreements*  $ 9,666,000   HSBC Holdings, purchased on
                                                              10/30/1998 to yield 5.40% to
                                                              11/02/1998                             9,666,000     9,666,000    4.9
                        ------------------------------------------------------------------------------------------------------------
                        US Government Agency      9,000,000   Federal Home Loan Mortgage
                        Obligations**                         Corporation, 5.42% due 11/02/1998      8,995,935     8,995,935    4.6
                                                 12,000,000   Federal National Mortgage
                                                              Association, 5.145% due 11/10/1998    11,981,135    11,981,135    6.1
                                                                                                   -----------   -----------   -----
                                                                                                    20,977,070    20,977,070   10.7
====================================================================================================================================
                                                              Total Investments in Short-Term
                                                              Securities                            30,643,070    30,643,070   15.6
====================================================================================================================================
                        Total Investments                                                         $147,142,933   196,210,286   99.9
                                                                                                  ============
                        Other Assets Less Liabilities                                                                224,026    0.1
                                                                                                                ------------  ------
                        Net Assets                                                                              $196,434,312  100.0%
                                                                                                                ============  ======
====================================================================================================================================
                        Class A--Based on net assets of $23,424,668 and 1,782,083 shares
                        of beneficial interest outstanding                                                      $     13.14
                                                                                                                ===========
                        Class B--Based on net assets of $71,722,646 and 5,449,423 shares of
                        beneficial interest outstanding                                                         $     13.16
                                                                                                                ===========
                        Class C--Based on net assets of $4,131,919 and 317,053 shares
                        of beneficial interest outstanding                                                      $     13.03
                                                                                                                ===========
                        Class D--Based on net assets of $97,155,079 and 7,394,084 shares
                        of beneficial interest outstanding                                                      $     13.14
                                                                                                                ===========
====================================================================================================================================

                  (a)   American Depositary Receipts (ADR).
                  * Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
                  ** US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the Fund.


                                     8 & 9

                         Merrill Lynch Strategic Dividend Fund, October 31, 1998

PORTFOLIO CHANGES

Deletions

For the Quarter Ended October 31, 1998

Bankers Trust New York Corp.
Barclays PLC
Entergy Corporation
J.P. Morgan & Co., Inc.

PORTFOLIO INFORMATION

As of October 31, 1998

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
Bell Atlantic Corporation ...........................................     2.5%
American Home Products Corporation ..................................     2.5
American General Corporation ........................................     2.3
Bristol-Myers Squibb Co. ............................................     2.3
Ameritech Corporation ...............................................     2.1
Ford Motor Company ..................................................     1.9
Frontier Corporation ................................................     1.8
TRW Inc. ............................................................     1.7
Quaker Oats Company .................................................     1.7
Northern States Power Co. ...........................................     1.6

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Walter D. Rogers, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    10 & 11

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Strategic Dividend Fund
Box 9011
Princeton, NJ
08543-9011                                                         #10561--10/98

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